October 28, 2016

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Admiral Funds (the Trust); File No. 33-49023
Vanguard Money Market Reserves (the Trust); File No. 2-52698

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements filed on October 14, 2016, filed pursuant to Rule 497(e), for the
Vanguard Treasury Money Market Fund, Vanguard Prime Money Market, Fund, and Vanguard
Federal Money Market Fund, each a series of the above mentioned Trusts.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-2153.

Sincerely,

Jaliya Faulkner
Associate Counsel
The Vanguard Group, Inc.